Share Capital - Additional Information (Detail)								1 Months Ended	3 Months Ended		12 Months Ended
	Dec. 31, 2021 USD ($) shares	Feb. 28, 2021 shares	Jan. 15, 2021 USD ($)	Nov. 30, 2020 USD ($) shares	Aug. 31, 2020 USD ($) shares	May 31, 2020 USD ($) shares	Apr. 30, 2020 USD ($) shares	Apr. 30, 2021 USD ($)	Jun. 30, 2021 USD ($) shares	Mar. 31, 2021 shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2021 CAD ($) shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) shares
Share Capital [Line Items]
Proceeds from issue of ordinary shares													$ 3,500,000
Number Of Shares Issued During The Period New Issues | shares													700,000
Weighted average share price | $ / shares													$ 4.70
Payments for share issue costs													$ 200,000
Number Of Shares Issued During The Period For Renewal Of Distribution Agreement | shares		1,300,000
Number Of Warrants Outstanding | shares	9,842										9,842		6,183	6,454
Number of warrants, Excercised | shares											(721)	(721)	(271)
Value Of Warrant Exercised During The Period											$ 5,100,000		$ 2,500,000
Foreign Exchange Gain Loss On Sale Of Equity											$ 7,400,000		$ 500,000
Number Of Redeemable Units Redeemed During The Period | shares	16.9										16.9		15,700,000
Percentage Of Decrease In Noncontrolling Interest											6.20%	6.20%
Number of warrants, Issued | shares														9,800,000
Commission and other fees								$ 300,000
Two Thousand Twenty One Unit Holders [Member]
Share Capital [Line Items]
Dividends recognised as distributions to owners											$ 73,600,000
Accrued dividends recognised as distributions to unit holders	$ 36,400,000										36,400,000		$ 64,000,000.0
Payment Of Tax Distribution Amount											$ 16,800,000
Two Thousand Twenty Two Unit Holders [Member]
Share Capital [Line Items]
Dividends recognised as distributions to owners													73,600,000
Payment Of Tax Distribution Amount													16,800,000
Equityclassified warrants [Member]
Share Capital [Line Items]
Number of warrants, Excercised | shares	200,000
Increase Decrease In Equity													$ 2,000,000.0
Cresco Warrants [Member]
Share Capital [Line Items]
Number of warrants, Issued | shares									4,700,000
Value of warrants issued during period									$ 18,400,000
Bluma [Member]
Share Capital [Line Items]
Number of warrants, Issued | shares											200,000	200,000
Increase Decrease In Equity	$ 2,900,000
Value of warrants issued during period											$ 2,200,000
Valley Agriceuticals LLC [Member] | Equityclassified warrants [Member]
Share Capital [Line Items]
Number of warrants, Excercised | shares											500,000	500,000
Increase Decrease In Equity											$ 2,200,000
Noncurrent Liabilities [Member]
Share Capital [Line Items]
Number Of Warrants Outstanding | shares	5,600,000										5,600,000
Current Liabilities [Member]
Share Capital [Line Items]
Number Of Warrants Outstanding | shares	4,200,000										4,200,000
Special Subordinate Voting Shares [Member]
Share Capital [Line Items]
Description Of Voting Rights											0.00001	0.00001
Conversion Of Stock, Shares Converted | shares													600
Conversion Of Stock, Amount Converted													$ 3,000
Proportionate Voting Shares [Member]
Share Capital [Line Items]
Description Of Voting Rights Conversion											200	200
Proportionate Voting Shares [Member] | Gloucester Street Capital, LLC [Member] | Deferred Consieration [Member]
Share Capital [Line Items]
Number Of Shares Issued During The Period Acquisitions | shares													300,000
Value Of Shares Issued During The Period Acquisitions													$ 1,200,000
Super Voting Shares [Member]
Share Capital [Line Items]
Description Of Voting Rights											2,000	2,000
Subordinate Voting Shares [Member]
Share Capital [Line Items]
Description Of Voting Rights											one	one
Proceeds from issue of ordinary shares								$ 100,000,000.0					$ 200,000
Number Of Shares Issued During The Period New Issues | shares						300,000							1,600,000
Number Of Shares Valued During The Period New Issues | shares						1,000,000.0
Number Of Shares Issued During The Period Acquisitions | shares													66,500,000
Value Of Shares Issued During The Period Acquisitions													$ 396,600,000
Number Of Shares Issued During The Period For Renewal Of Distribution Agreement | shares										1,300,000
Number Of units Issued During The Period New Issues | shares													44,000.0
Value Of units Issued During The Period New Issues													7.2
Subordinate Voting Shares [Member] | TSC Cresco, LLC [Member]
Share Capital [Line Items]
Number Of Shares Issued During The Period For Renewal Of Distribution Agreement | shares				200,000
Value Of Shares Issued During The Period For Renewal Of Distribution Agreement				$ 2,500,000
Subordinate Voting Shares [Member] | MedMar Inc Lakeview [Member]
Share Capital [Line Items]
Number Of Shares Issued During The Period Acquisitions | shares					19,000		100,000						100,000
Value Of Shares Issued During The Period Acquisitions					$ 100,000		$ 400,000						$ 1,100,000
Subordinate Voting Shares [Member] | Gloucester Street Capital, LLC [Member] | Contingent consideration [member]
Share Capital [Line Items]
Number Of Shares Issued During The Period Acquisitions | shares						500,000
Value Of Shares Issued During The Period Acquisitions						$ 1,500,000
Subordinate Voting Shares [Member] | Tryke Companies LLC and certain subsidiaries and affiliates [Member]
Share Capital [Line Items]
Number Of Shares Issued During The Period Acquisitions | shares							300,000
Value Of Shares Issued During The Period Acquisitions							$ 1,300,000
Subordinate Voting Shares [Member] | Cub City, LLC [Member]
Share Capital [Line Items]
Number Of Shares Issued During The Period Acquisitions | shares						800,000
Value Of Shares Issued During The Period Acquisitions						$ 2,200,000
Subordinate Voting Shares [Member] | Origin House [Member]
Share Capital [Line Items]
Number Of Shares Canceled During The Period New Issues | shares													200,000
Value Of Shares canceled During The Period New Issues													$ 900,000
Subordinate Voting Shares [Member] | ATM Offering [Member]
Share Capital [Line Items]
Proceeds from issue of ordinary shares														$ 55,000,000.0
Subordinate Voting Shares [Member] | Private Placement [Member]
Share Capital [Line Items]
Number Of Shares Issued During The Period Acquisitions | shares											9,900,000	9,900,000
Value Of Shares Issued During The Period Acquisitions											$ 12.67	$ 16.00
Commission and other fees			$ 3,400,000
Proceeds from issuance private placement, Net			120,700,000
Increase Decrease In Equity			$ 124,100,000